SHARE-BASED COMPENSATION - Additional Information (Details)																			1 Months Ended											12 Months Ended
	Apr. 01, 2025 shares	May 15, 2024 shares	Apr. 15, 2024 shares	Apr. 01, 2024 shares	Mar. 19, 2024 shares	Nov. 01, 2023 shares	May 05, 2023 shares	Apr. 15, 2023 shares	Apr. 01, 2023 shares	Oct. 27, 2022 shares	Jun. 30, 2022 shares	Apr. 15, 2022 shares	Mar. 15, 2022 shares	Apr. 15, 2021 shares	Mar. 25, 2020 shares	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Apr. 30, 2024 $ / shares shares	Nov. 30, 2023 $ / shares shares	Feb. 28, 2022 $ / shares shares	Nov. 30, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥) shares
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																					25.00%
Granted (in shares)																														725,197	587,697	797,700
Granted (in dollars per share) | $ / shares																														$ 0.95	$ 1.07	$ 0.99
Compensation costs accelerated and recognized | ¥																																			¥ 877,321
Additional disclosures
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value | $ / shares																														$ 0.24	$ 0.46	$ 0.31
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value | $																														$ 0	$ 8,773	$ 29,532
ATA Online
SHARE-BASED COMPENSATION
Compensation costs accelerated and recognized | ¥																																			¥ 6,753,771
Officer
SHARE-BASED COMPENSATION
Granted (in dollars per share) | $ / shares																					$ 0.79
Share options issued (in shares)																					200,000
Options
SHARE-BASED COMPENSATION
Granted (in dollars per share) | $ / shares																			$ 0.43	$ 0.48
Options cancelled (in shares)																										1,772,584
Vested cancelled (in shares)																										1,215,114
Share options issued (in shares)																			585,000	20,000
Total unrecognized compensation expense | ¥																																				¥ 131,493
Weighted average period over which unrecognized compensation expense is expected to be recognized																														7 months 2 days
Options | ATA Online
SHARE-BASED COMPENSATION
Options cancelled (in shares)																											129,168
Options | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																							75.00%			75.00%
Vesting rate (as a percent)																													75.00%
Vesting period for remaining 75% shares																							36 months			36 months			36 months
Vesting rate on the first anniversary (as a percent)																													25.00%
Granted (in shares)																							20,000	50,000	1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares																							$ 0.532	$ 0.4868		$ 0.578			$ 1.705
Vesting rate at the end of each year from the grant date over 4 years (as a percent)																							25.00%			25.00%
Vested immediately on the grant date (in shares)																									1,412,336
Options | Employee
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																												75.00%
Vesting period for remaining 75% shares																												36 months
Vesting rate on the first anniversary (as a percent)																												25.00%
Granted (in shares)																										363,150		50,000
Granted (in dollars per share) | $ / shares																												$ 2.35
Options | Certain employee and officer
SHARE-BASED COMPENSATION
Vesting period																										4 years
Granted (in dollars per share) | $ / shares																						$ 0.5697
Share options issued (in shares)																						842,000				1,452,600
Options | Officer
SHARE-BASED COMPENSATION
Granted (in dollars per share) | $ / shares																																		$ 1.2611
Share options issued (in shares)																																		1,698,790
Non-vested shares
SHARE-BASED COMPENSATION
Non-vested shares granted																														108,750	872,500	350,500
Nonvested cancelled (in shares)																										557,470
Total unrecognized compensation expense | ¥																																				¥ 1,066,030
Weighted average period over which unrecognized compensation expense is expected to be recognized																														2 years 6 months 29 days
Additional disclosures
Total fair value of shares vested | $																															$ 192,834	$ 76,300	$ 150,982
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation																														27,582	19,004	6,148
Non-vested shares | ATA Online
SHARE-BASED COMPENSATION
Nonvested cancelled (in shares)																											1,262,250
Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Vesting period																													4 years
Non-vested shares granted																													2,700,000
Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Vesting rate (as a percent)										40.00%
Granted (in shares)										273,000
Share options issued (in shares)																			100,000			310,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)										40.00%
Non-vested shares | Directors
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																				75.00%						75.00%
Vesting period for remaining 75% shares																				36 months						36 months
Non-vested shares granted																										800,000
Vesting rate on the first anniversary (as a percent)																										25.00%
Granted (in shares)																				800,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)																				25.00%
Grant date over 4 years | Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																													25.00%
2008 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized																	5,726,763	336,307
Annual increase in shares reserved (in shares)																		336,307
Expiration term																	10 years	10 years
2008 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term																														10 years
2008 Share incentive plan | Non-vested shares
SHARE-BASED COMPENSATION
Vesting period for remaining 75% shares																														4 years
Vesting period																														36 months
2008 Share incentive plan | Vesting on first anniversary | Options
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																														25.00%
2008 Share incentive plan | Vesting ratably over following 36 months | Options
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																														75.00%
Vesting period																														36 months
2008 Share incentive plan | Grant date over 4 years | Non-vested shares
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																														25.00%
Amendment and Restatement of 2008 Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance																6,965,846																				10,558,411
Second Amendment and Restatement of 2008 Plan
SHARE-BASED COMPENSATION
Annual increase in shares reserved (as a percent)																1.00%		1.00%
First Tranche A | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)														181,750
Vested (in shares)											46,050
Second Tranche A | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)												173,002
Third Tranche A | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)								158,000
Vested (in shares)				83,400
First Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted														77,500
Vested (in shares)											16,000
Second Tranche B | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Vested (in shares)									57,250
Second Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted												77,500
Vested (in shares)									24,750
Third Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted								72,500
Vested (in shares)				43,250
First Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)															424,698
Second Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)													424,698
Third Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)							424,697
First Tranche C | Options
SHARE-BASED COMPENSATION
Non-vested shares granted						5,000
Vested (in shares)				5,000
First Tranche C | Options | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	96,250
Fourth Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)					424,697
Vested (in shares)				0
Fourth Tranche A | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)			149,250
Fourth Tranche A | Non-vested shares | Certain employee and officer | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	71,950
Fourth Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted			71,250
Fourth Tranche B | Non-vested shares | Certain employee and officer | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	38,750
Second Tranche C | Options
SHARE-BASED COMPENSATION
Non-vested shares granted			5,000
Second Tranche C | Options | Subsequent Event
SHARE-BASED COMPENSATION
Non-vested shares granted	3,000
First Tranche D | Options
SHARE-BASED COMPENSATION
Share options issued (in shares)			146,250
First Tranche E | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Share options issued (in shares)			25,000
Vested (in shares)		12,500
Second Tranche E | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Share options issued (in shares)			12,500
Second Tranche E | Non-vested shares | Certain employee and officer | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	5,000